JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communications - 5.2%
Alphabet, Inc. - Class A (a)	175,812	$ 18,236,978
Comcast Corp. - Class A	177,800	6,740,398
Walt Disney Co. (The) (a)	44,850	4,490,831
		29,468,207
Consumer Discretionary - 6.1%
Lowe's Cos., Inc.	57,000	11,398,290
McDonald's Corp.	45,100	12,610,411
TJX Cos., Inc. (The)	132,485	10,381,525
		34,390,226
Consumer Staples - 9.6%
Coca-Cola Co. (The)	175,120	10,862,694
Dollar General Corp.	47,000	9,891,620
PepsiCo, Inc.	30,700	5,596,610
Procter & Gamble Co. (The)	36,690	5,455,436
Unilever plc - ADR	213,000	11,061,090
Walmart, Inc.	75,555	11,140,584
		54,008,034
Energy - 5.5%
Chevron Corp.	95,160	15,526,306
Williams Cos., Inc. (The)	514,300	15,356,998
		30,883,304
Financials - 12.0%
American Financial Group, Inc.	80,000	9,720,000
Axis Capital Holdings Ltd.	356,550	19,439,106
Marsh & McLennan Cos., Inc.	66,400	11,058,920
Nasdaq, Inc.	309,300	16,909,431
Willis Towers Watson plc	44,870	10,426,891
		67,554,348
Health Care - 16.9%
Abbott Laboratories	100,518	10,178,453
AmerisourceBergen Corp.	109,100	17,468,001
Danaher Corp.	60,943	15,360,074
Medtronic plc	146,336	11,797,608
UnitedHealth Group, Inc.	35,250	16,658,798
Zimmer Biomet Holdings, Inc.	86,600	11,188,720

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.5% (Continued)	Shares	Value
Health Care - 16.9% (Continued)
Zoetis, Inc.	76,192	$ 12,681,396
		95,333,050
Industrials - 13.2%
Amphenol Corp. - Class A	150,800	12,323,376
Honeywell International, Inc.	53,350	10,196,252
Hubbell, Inc.	22,800	5,547,468
Illinois Tool Works, Inc.	52,000	12,659,400
Nordson Corp.	46,300	10,290,638
nVent Electric plc	288,300	12,379,602
Waste Management, Inc.	68,600	11,193,462
		74,590,198
Real Estate - 1.8%
American Tower Corp.	51,387	10,500,420

Technology - 22.5%
Accenture plc - Class A	41,790	11,943,999
Adobe, Inc. (a)	33,960	13,087,165
Analog Devices, Inc.	59,200	11,675,424
Apple, Inc.	85,260	14,059,374
Fidelity National Information Services, Inc.	158,500	8,611,305
Intuit, Inc.	27,850	12,416,366
Mastercard, Inc. - Class A	32,350	11,756,314
Microsoft Corp.	70,170	20,230,011
S&P Global, Inc.	34,757	11,983,170
Visa, Inc. - Class A	50,600	11,408,276
		127,171,404
Utilities - 4.7%
Alliant Energy Corp.	199,065	10,630,071
American Electric Power Co., Inc.	174,300	15,859,557
		26,489,628

Total Common Stocks (Cost $424,555,728)		$ 550,388,819

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.5%	Shares	Value
First American Government Obligations Fund - Class Z, 4.61% (b) (Cost $13,933,344)	13,933,344	$ 13,933,344

Investments at Value - 100.0% (Cost $438,489,072)		$ 564,322,163

Other Assets in Excess of Liabilities - 0.0% (c)		121,617

Net Assets - 100.0%		$ 564,443,780

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.
(c)	Percentage rounds to less than 0.1%.

ADR	- American Depositary Receipt
plc	- Public Limited Company

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communications - 1.5%
New York Times Co. (The) - Class A	46,600	$ 1,811,808

Consumer Discretionary - 7.2%
Floor & Decor Holdings, Inc. - Class A (a)	13,600	1,335,792
LKQ Corp.	40,100	2,276,076
NVR, Inc. (a)	350	1,950,267
Steven Madden Ltd.	42,300	1,522,800
Williams-Sonoma, Inc.	10,900	1,326,094
		8,411,029
Consumer Staples - 3.8%
BJ's Wholesale Club Holdings, Inc. (a)	28,700	2,183,209
Coca-Cola Consolidated, Inc.	3,000	1,605,240
Reynolds Consumer Products, Inc.	26,800	737,000
		4,525,449
Energy - 2.1%
DT Midstream, Inc.	25,000	1,234,250
World Fuel Services Corp.	48,500	1,239,175
		2,473,425
Financials - 11.7%
American Financial Group, Inc.	15,000	1,822,500
Arrow Financial Corp.	53,978	1,344,592
Axis Capital Holdings Ltd.	36,700	2,000,884
Diamond Hill Investment Group, Inc.	4,900	806,442
Everest Re Group Ltd.	6,500	2,327,130
Farmers National Banc Corp.	130,400	1,648,256
SEI Investments Co.	35,100	2,020,005
Signature Bank	11,700	2,141
Wintrust Financial Corp.	24,200	1,765,390
		13,737,340
Health Care - 10.9%
Catalent, Inc. (a)	20,200	1,327,342
Charles River Laboratories International, Inc. (a)	8,200	1,654,924
Chemed Corp.	4,200	2,258,550
Jazz Pharmaceuticals plc (a)	9,000	1,316,970
LeMaitre Vascular, Inc.	28,100	1,446,307

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 10.9% (Continued)
Repligen Corp. (a)	9,900	$ 1,666,764
U.S. Physical Therapy, Inc.	18,400	1,801,544
Universal Health Services, Inc. - Class B	10,200	1,296,420
		12,768,821
Industrials - 19.6%
A.O. Smith Corp.	30,900	2,136,735
AMN Healthcare Services, Inc. (a)	23,800	1,974,448
Applied Industrial Technologies, Inc.	17,000	2,416,210
Comfort Systems USA, Inc.	8,200	1,196,872
Donaldson Co., Inc.	29,100	1,901,394
Gorman-Rupp Co. (The)	50,500	1,262,500
Hubbell, Inc.	4,800	1,167,888
IDEX Corp.	6,900	1,594,107
Littelfuse, Inc.	4,600	1,233,214
Nordson Corp.	9,300	2,067,018
nVent Electric plc	54,300	2,331,642
SiteOne Landscape Supply, Inc. (a)	8,200	1,122,334
Watsco, Inc.	4,000	1,272,640
Watts Water Technologies, Inc. - Class A	8,400	1,413,888
		23,090,890
Materials - 8.6%
Avery Dennison Corp.	11,600	2,075,588
H.B. Fuller Co.	27,600	1,889,220
Hawkins, Inc.	40,000	1,751,200
RPM International, Inc.	15,600	1,360,944
Sonoco Products Co.	26,700	1,628,700
UFP Industries, Inc.	18,000	1,430,460
		10,136,112
Real Estate - 7.0%
Camden Property Trust	6,400	670,976
Community Healthcare Trust, Inc.	49,300	1,804,380
Equity LifeStyle Properties, Inc.	24,600	1,651,398
Jones Lang LaSalle, Inc. (a)	8,800	1,280,312
National Retail Properties, Inc.	34,400	1,518,760
STAG Industrial, Inc.	37,400	1,264,868
		8,190,694

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Technology - 20.2%
Amdocs Ltd.	14,200	$ 1,363,626
Bentley Systems, Inc.	34,800	1,496,052
Black Knight, Inc. (a)	18,800	1,082,128
Blackbaud, Inc. (a)	23,800	1,649,340
CACI International, Inc. - Class A (a)	5,300	1,570,284
Fair Isaac Corp. (a)	2,100	1,475,649
Globant S.A. (a)	7,400	1,213,674
ICF International, Inc.	8,700	954,390
Jack Henry & Associates, Inc.	8,400	1,266,048
Leidos Holdings, Inc.	19,700	1,813,582
Lumentum Holdings, Inc. (a)	14,700	793,947
MAXIMUS, Inc.	22,800	1,794,360
Paylocity Holding Corp. (a)	6,900	1,371,582
PTC, Inc. (a)	9,200	1,179,716
Sapiens International Corp. N.V.	71,000	1,542,120
Tyler Technologies, Inc. (a)	6,500	2,305,160
WEX, Inc. (a)	4,900	901,061
		23,772,719
Utilities - 4.5%
Atmos Energy Corp.	14,500	1,629,220
Portland General Electric Co.	32,200	1,574,258
Unitil Corp.	35,700	2,036,328
		5,239,806

Total Common Stocks (Cost $100,248,934)		$ 114,158,093

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.9%	Shares	Value
First American Government Obligations Fund - Class Z, 4.61% (b) (Cost $3,426,350)	3,426,350	$ 3,426,350

Investments at Value - 100.0% (Cost $103,675,284)		$ 117,584,443

Liabilities in Excess of Other Assets - (0.0%) (c)		(4,160)

Net Assets - 100.0%		$ 117,580,283

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2023.
(c)	Percentage rounds to less than 0.1%.

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Communications - 9.8%
Baidu, Inc. - ADR (a)	1,800	$ 271,656
Deutsche Telekom AG - ADR	7,100	171,749
KDDI Corp. - ADR	22,600	348,492
Orange S.A. - ADR	7,500	89,475
PDLT, Inc. - ADR	5,600	141,400
Publicis Groupe S.A. - ADR (a)	27,800	542,934
RTL Group S.A. - ADR	15,000	74,052
SK Telecom Co. Ltd. - ADR	4,600	94,346
Telenor A.S.A. - ADR	9,600	112,992
Tencent Holdings Ltd. - ADR	6,800	332,452
WPP plc - ADR	1,800	107,136
		2,286,684
Consumer Discretionary - 8.9%
adidas AG - ADR	600	52,986
Alibaba Group Holding Ltd. - ADR (a)	2,000	204,360
Bridgestone Corp. - ADR	8,200	165,968
Bunzl plc - ADR	7,700	290,444
CIE Financiere Richemont S.A. - ADR	22,000	351,120
Daimler Truck Holding AG - ADR (a)	2,200	37,170
Honda Motor Co. Ltd. - ADR	5,500	145,695
JD.com, Inc. - ADR	1,700	74,613
Magna International, Inc.	6,000	321,420
Mercedes-Benz Group AG	3,600	276,768
Toyota Motor Corp. - ADR	1,100	155,859
		2,076,403
Consumer Staples - 9.5%
ITOCHU Corp. - ADR	3,700	240,537
L'Oreal S.A. - ADR	2,800	249,592
Nestlé S.A. - ADR	2,800	340,732
Reckitt Benckiser Group plc - ADR	5,900	91,294
Shoprite Holdings Ltd. - ADR	32,100	407,670
Unilever plc - ADR	9,200	477,756
Wal-Mart de Mexico S.A.B. de C.V. - ADR	10,600	421,986
		2,229,567

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Energy - 4.0%
BP plc - ADR	2,298	$ 87,186
Daqo New Energy Corp. - ADR (a)	3,700	173,308
Equinor A.S.A. - ADR	4,000	113,720
Gazprom PJSC - ADR (a)(b)	14,000	140
Shell plc - ADR	4,600	264,683
TotalEnergies SE - ADR	2,352	138,886
Woodside Energy Group Ltd. - ADR	7,599	170,446
		948,369
Financials - 18.4%
Admiral Group plc - ADR	8,200	206,374
Allianz SE - ADR	10,700	246,635
Banco Bradesco S.A. - ADR	21,678	56,796
Banco Santander S.A. - ADR	37,155	137,102
Bank of Montreal	1,240	110,496
Barclays plc - ADR	15,000	107,850
BNP Paribas S.A. - ADR	4,000	119,320
China Construction Bank Corp. - ADR	23,000	297,390
Deutsche Boerse AG - ADR	7,000	135,940
Industrial & Commercial Bank of China Ltd. - ADR	33,800	358,365
Itau Unibanco Holding S.A. - ADR	24,800	120,776
KB Financial Group, Inc. - ADR	2,400	87,408
Legal & General Group plc - ADR	5,000	74,750
Manulife Financial Corp.	7,720	141,739
Mitsubishi UFJ Financial Group, Inc. - ADR	40,000	255,600
National Australia Bank Ltd. - ADR	8,700	80,301
ORIX Corp. - ADR	2,450	201,096
Royal Bank of Canada	1,900	181,602
Sumitomo Mitsui Financial Group, Inc. - ADR	67,600	540,800
Tokio Marine Holdings, Inc. - ADR	18,900	364,202
Toronto-Dominion Bank (The)	2,700	161,730
United Overseas Bank Ltd. - ADR	4,100	184,459
Zurich Insurance Group AG - ADR	3,240	155,002
		4,325,733
Health Care - 10.3%
Alcon, Inc.	3,796	267,770
Astellas Pharma, Inc. - ADR	17,600	249,832

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Health Care - 10.3% (Continued)
Bayer AG - ADR	10,700	$ 170,451
Dr. Reddy's Laboratories Ltd. - ADR	3,340	190,146
Novartis AG - ADR	2,480	228,160
Novo Nordisk A/S - ADR	3,700	588,818
Roche Holding AG - ADR	10,500	376,530
Sanofi - ADR	2,000	108,840
Takeda Pharmaceutical Co. Ltd. - ADR	9,340	153,923
Taro Pharmaceutical Industries Ltd. (a)	3,000	72,960
		2,407,430
Industrials - 7.6%
ABB Ltd. - ADR	2,900	99,470
Accelleron Industries AG (a)	145	3,393
Atlas Copco AB - ADR	28,400	358,408
BAE Systems plc - ADR	3,800	187,606
Canadian National Railway Co.	1,400	165,158
Compass Group plc - ADR	6,500	163,995
Schneider Electric SE - ADR	16,700	556,611
Sensata Technologies Holding plc	2,200	110,044
Siemens AG - ADR	1,800	145,710
		1,790,395
Materials - 8.2%
Air Liquide S.A. - ADR	5,025	167,936
BASF SE - ADR	7,400	96,940
BHP Group Ltd. - ADR	5,400	342,414
Cemex S.A.B. de C.V. - ADR (a)	30,300	167,559
Companhia Siderurgica Nacional S.A. - ADR	57,100	175,297
Newcrest Mining Ltd. - ADR	10,900	194,456
Nitto Denko Corp. - ADR	6,900	222,939
POSCO Holdings, Inc. - ADR	4,200	292,698
Rio Tinto plc - ADR	1,570	107,702
Vale S.A. - ADR	9,600	151,488
		1,919,429
Real Estate - 1.6%
Sun Hung Kai Properties Ltd. - ADR	27,600	384,744

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Value
Technology - 17.1%
ASML Holding N.V	360	$ 245,056
Capgemini SE - ADR	4,000	148,080
CGI, Inc. (a)	5,100	490,977
Infosys Ltd. - ADR	20,100	350,544
Lenovo Group Ltd. - ADR	24,800	532,208
Open Text Corp.	11,500	443,325
PDD Holdings, Inc. - ADR (a)	1,200	91,080
RELX plc - ADR	4,200	136,248
SAP SE - ADR	2,200	278,410
Sony Group Corp. - ADR	4,500	407,925
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,300	399,986
United Microelectronics Corp. - ADR (a)	55,700	487,932
		4,011,771
Utilities - 2.8%
Enel S.p.A. - ADR	33,700	203,548
Iberdrola S.A. - ADR	5,000	248,600
National Grid plc - ADR	1,629	110,756
SSE plc - ADR	4,000	89,040
		651,944

Total Common Stocks (Cost $17,325,741)		$ 23,032,469

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.2%	Shares	Value
First American Government Obligations Fund - Class Z, 4.61% (c) (Cost $282,374)	282,374	$ 282,374

Investments at Value - 99.4% (Cost $17,608,115)		$ 23,314,843

Other Assets in Excess of Liabilities - 0.6%		148,373

Net Assets - 100.0%		$ 23,463,216

(a)	Non-income producing security.
(b)	This security is currently restricted from trading as of March 31, 2023.
(c)	The rate shown is the 7-day effective yield as of March 31, 2023.

A/S	- Aktieselskab
AB	- Aktiebolag
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
A.S.A.	- Allmennaksjeselskap
N.V.	- Naamloze Vennootschap
PJSC	- Public Joint-Stock Company
plc	- Public Limited Company
S.A.	- Societe Anonyme
S.A.B. de C.V.	- Societe Anonima de Capital Variable
SE	- Societe Europaea
S.p.A.	- Societa per Azioni

JOHNSON FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

CORPORATE BONDS - 47.1%	Coupon	Maturity	Par Value	Value
Finance - 19.5%
Allstate Corp. (The)	5.250%	03/30/33	$ 10,000,000	$ 10,105,100
American Express Co.	1.650%	11/04/26	2,870,000	2,574,826
American Express Co.	2.550%	03/04/27	4,011,000	3,712,505
AON Corp.	3.750%	05/02/29	7,846,000	7,495,033
Bank of America Corp., Series L	3.248%	10/21/27	19,845,000	18,700,498
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,177,040
Fifth Third Bancorp	4.300%	01/16/24	13,815,000	13,493,857
Huntington Bancshares, Inc.	2.625%	08/06/24	3,045,000	2,849,340
Huntington Bancshares, Inc.	4.443%	08/04/28	8,500,000	7,786,867
Huntington Bancshares, Inc.	2.550%	02/04/30	5,628,000	4,456,065
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	20,555,000	19,986,119
KeyCorp, Series O	4.100%	04/30/28	8,300,000	7,444,610
KeyCorp	2.550%	10/01/29	6,430,000	5,140,380
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	14,237,000	14,139,277
Morgan Stanley, Series F	3.700%	10/23/24	5,154,000	5,063,413
Morgan Stanley, Series F	4.000%	07/23/25	4,500,000	4,412,966
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	5,991,000	5,870,683
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	8,500,000	7,887,720
Prologis, Inc.	3.875%	09/15/28	3,470,000	3,357,662
Suntrust Bank, Inc.	4.000%	05/01/25	3,000,000	2,896,569
Truist Financial Corp.	2.250%	03/11/30	14,716,000	12,078,908
U.S. Bancorp, Series Y	3.000%	07/30/29	19,180,000	16,736,123
U.S. Bancorp, Series BB	4.967%	07/22/33	2,000,000	1,896,716
Wells Fargo & Co., Series M	4.100%	06/03/26	9,500,000	9,199,819
Wells Fargo & Co., Series O	4.300%	07/22/27	9,600,000	9,309,149
				198,771,245
Industrials - 17.4%
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,182,738
Becton Dickinson & Co.	2.823%	05/20/30	1,000,000	891,770
Cincinnati Children's Hospital Medical Center, Series 2016Y	2.853%	11/15/26	1,085,000	1,031,375
CVS Health Corp.	4.300%	03/25/28	10,898,000	10,703,939
CVS Health Corp.	3.750%	04/01/30	4,000,000	3,741,576
Dover Corp.	3.150%	11/15/25	2,802,000	2,708,766
Dover Corp.	2.950%	11/04/29	8,323,000	7,429,202

JOHNSON FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.1% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 17.4% (Continued)
Duke Energy Corp.	2.450%	06/01/30	$ 11,000,000	$ 9,374,222
Emerson Electric Co.	1.800%	10/15/27	5,690,000	5,095,662
Emerson Electric Co.	1.950%	10/15/30	1,000,000	841,352
Emerson Electric Co.	2.200%	12/21/31	6,000,000	5,069,634
Enterprise Products Operating, LLC	4.150%	10/16/28	11,617,000	11,287,124
Home Depot, Inc. (The)	3.250%	04/15/32	10,570,000	9,649,078
Johnson Controls International plc	3.900%	02/14/26	5,430,000	5,298,931
Kroger Co. (The)	3.500%	02/01/26	6,350,000	6,196,990
Lowes Cos., Inc.	4.500%	04/15/30	15,817,000	15,618,544
McDonald's Corp.	3.600%	07/01/30	11,000,000	10,437,636
Roper Technologies, Inc.	2.950%	09/15/29	11,360,000	10,197,088
Starbucks Corp.	3.550%	08/15/29	15,000,000	14,321,325
Starbucks Corp.	2.250%	03/12/30	2,621,000	2,255,648
Verizon Communications, Inc.	4.016%	12/03/29	18,390,000	17,613,924
Walt Disney Co. (The)	3.800%	03/22/30	17,000,000	16,389,887
Xylem, Inc.	1.950%	01/30/28	1,535,000	1,359,189
				176,695,600
Utilities - 10.2%
Berkshire Hathaway, Inc.	3.250%	04/15/28	2,000,000	1,911,734
Berkshire Hathaway, Inc.	3.700%	07/15/30	2,900,000	2,755,951
Duke Energy Corp.	2.650%	09/01/26	6,000,000	5,619,870
Eversource Energy, Series M	3.300%	01/15/28	6,440,000	6,050,985
Eversource Energy, Series O	4.250%	04/01/29	11,229,000	10,989,732
Eversource Energy, Series R	1.650%	08/15/30	232,000	186,777
Florida Power & Light Co.	5.050%	04/01/28	5,730,000	5,922,127
Georgia Power Co., Series 2019A	2.200%	09/15/24	260,000	249,585
Georgia Power Co., Series 2019B	2.650%	09/15/29	17,141,000	15,089,034
Interstate Power & Light Co.	3.400%	08/15/25	1,000,000	951,022
Interstate Power & Light Co.	4.100%	09/26/28	11,880,000	11,642,958
Interstate Power & Light Co.	2.300%	06/01/30	4,920,000	4,129,730
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	335,000	318,908
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	15,950,000	13,821,074
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,550,000	2,398,925
Virginia Electric & Power Co., Series A	3.500%	03/15/27	2,845,000	2,737,004

JOHNSON FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.1% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 10.2% (Continued)
Xcel Energy, Inc.	3.300%	06/01/25	$ 1,201,000	$ 1,161,921
Xcel Energy, Inc.	4.000%	06/15/28	15,182,000	14,763,463
Xcel Energy, Inc.	3.400%	06/01/30	3,750,000	3,425,134
				104,125,934

Total Corporate Bonds (Cost $538,334,861)				$ 479,592,779

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.7%
FHLMC, Series 2877, Class AL	5.000%	10/15/24	$ 11,492	$ 11,439
FHLMC, Series 2985, Class GE	5.500%	06/15/25	22,704	22,681
FHLMC, Series 4287, Class AB	2.000%	12/15/26	416,702	398,077
FHLMC, Pool #ZA-3721	3.000%	06/01/29	4,759,406	4,594,422
FHLMC, Pool #C0-1005	8.000%	06/01/30	547	596
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,578,957	1,542,407
FHLMC, Pool #G1-8667	3.500%	11/01/32	784,547	766,387
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	3.223%	04/01/33	17,934	17,965
FHLMC, Pool #G0-8068	5.500%	07/01/35	440,186	459,184
FHLMC, Pool #G0-6616	4.500%	12/01/35	203,970	205,002
FHLMC, Pool #G3-0933	4.000%	01/01/36	6,894,264	6,839,840
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	650,711	668,462
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,167,977	1,162,982
FHLMC, Pool #A8-9335	5.000%	10/01/39	61,288	63,228
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	429,795	437,067
FHLMC, Pool #SC-0047	3.000%	01/01/40	13,213,518	12,468,381
FHLMC, Series 3946, Class LN	3.500%	04/15/41	124,166	121,155
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	384,470	375,782
FHLMC, Pool #2B-0350 (12MO LIBOR + 186) (a)	3.833%	04/01/42	172,236	170,813
FHLMC, Series 4180, Class ME	2.500%	10/15/42	919,100	869,222
FHLMC, Series 4517, Class PC	2.500%	05/15/44	657,385	624,286
FHLMC, Series 4689, Class DA	3.000%	07/15/44	320,439	310,531
FHLMC, Series 4831, Class BA	3.500%	10/15/44	347,473	340,342
FHLMC, Series 4567, Class LA	3.000%	08/15/45	127,114	120,019

JOHNSON FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.7% (Continued)
FHLMC, Series 4582, Class PA	3.000%	11/15/45	$ 1,148,609	$ 1,075,048
FHLMC, Series 4709, Class EA	3.000%	01/15/46	397,820	379,353
FHLMC, Series 4906, Class DE	2.500%	09/25/49	3,856,132	3,461,091
				37,505,762
Federal National Mortgage Association - 10.1%
FNMA, Series 2003-79, Class NJ	5.000%	08/25/23	6,788	6,755
FNMA, Pool #MA0384	5.000%	04/01/30	308,195	312,402
FNMA, Pool #AL6923	3.000%	05/01/30	3,288,341	3,174,311
FNMA, Pool #AS5794	3.000%	09/01/30	981,014	946,554
FNMA, Pool #AS6548, Series 2016	2.500%	01/01/31	2,261,713	2,138,657
FNMA, Pool #MA4424	1.500%	09/01/31	23,314,112	21,169,026
FNMA, Pool #AL9309	3.500%	10/01/31	492,972	482,202
FNMA, Pool #725027	5.000%	11/01/33	143,871	146,921
FNMA, Pool #725704	6.000%	08/01/34	57,411	60,438
FNMA, Pool #BM1971	3.500%	12/01/35	1,321,596	1,283,492
FNMA, Pool #888223	5.500%	01/01/36	199,171	207,538
FNMA, Pool #995112	5.500%	07/01/36	139,976	145,406
FNMA, Pool #MA2773	3.000%	10/01/36	3,279,699	3,077,568
FNMA, Pool #AL9623	4.000%	12/01/36	1,642,385	1,634,533
FNMA, Pool #MA3186	4.000%	11/01/37	5,657,572	5,604,339
FNMA, Pool #MA3337	4.000%	04/01/38	1,597,301	1,582,662
FNMA, Pool #AA4392	4.000%	04/01/39	354,792	347,356
FNMA, Pool #FM9469	4.000%	08/01/39	3,547,239	3,531,904
FNMA, Pool #CB0114	2.500%	04/01/41	7,542,595	6,705,600
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	220,832	211,054
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	1,209,161	1,148,831
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	262,502	246,882
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	110,332	107,543
FNMA, Pool #AU7025	3.000%	11/01/43	10,539,047	9,688,504
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	1,050,751	1,013,319
FNMA, Series 2016-79, Class L	2.500%	10/25/44	532,116	497,839
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	530,853	491,998
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	2,157,422	2,026,398
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	108,933	102,230
FNMA, Series 4768, Class GA	3.500%	09/15/45	2,228,172	2,174,406

JOHNSON FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 10.1% (Continued)
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	$ 892,646	$ 832,252
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	228,414	210,938
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	1,701,045	1,712,255
FNMA, Series 2018-25, Class P	3.500%	03/25/46	2,306,931	2,228,470
FNMA, Pool #BM5003	4.000%	03/01/47	1,281,354	1,262,035
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	9,486,845	9,261,513
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	2,555,198	1,993,369
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	17,054,769	14,725,343
				102,492,843
Government National Mortgage Association - 0.0% (b)
GNMA, Pool #004847M	4.000%	11/01/25	46,227	45,458
GNMA, Pool #780400X	7.000%	12/01/25	449	455
GNMA, Pool #780420X	7.500%	08/01/26	349	356
GNMA, Pool #002658M	6.500%	10/01/28	5,915	6,170
GNMA, Pool #002945M	7.500%	07/01/30	583	619
GNMA, Pool #004187M	5.500%	07/01/38	7,433	7,715
				60,773

Total Collateralized Mortgage Obligations (Cost $150,601,103)				$ 140,059,378

U.S. GOVERNMENT & AGENCIES - 2.7%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 2.1%
FNMA	3.320%	04/01/28	$ 6,000,000	$ 5,751,516
FNMA	3.740%	07/01/28	6,438,000	6,283,031
FNMA	3.650%	01/01/29	5,000,000	4,863,305
FNMA	3.150%	06/01/29	5,000,000	4,714,155
				21,612,007
Federal Home Loan Bank - 0.6%
FHLB	4.750%	12/10/32	5,385,000	5,595,123

Total U.S. Government & Agencies (Cost $28,275,946)				$ 27,207,130

JOHNSON FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 2.7%	Coupon	Maturity	Par Value	Value
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	$ 5,000,000	$ 4,252,130
Kansas Development Finance Authority Revenue, Series 2015 H	3.941%	04/15/26	8,000,000	7,839,504
Kentucky Property and Buildings Commission Revenue, Series 2009 C	6.164%	08/01/23	273,000	273,472
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	4,635,000	4,278,615
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	6,000,000	6,163,125
University of Cincinnati Ohio General Receipts Revenue, Series 2019 B	2.162%	06/01/25	2,185,000	2,084,914
University of Washington Revenue, Series 2009 B	5.400%	06/01/36	3,000,000	3,195,810
Total Municipal Bonds (Cost $29,191,293)				$ 28,087,570

U.S. TREASURY OBLIGATIONS - 32.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 13.7%
U.S. Treasury Bonds	2.375%	02/15/42	$ 49,000,000	$ 39,391,394
U.S. Treasury Bonds	2.500%	02/15/45	45,500,000	36,293,348
U.S. Treasury Bonds	2.500%	05/15/46	23,500,000	18,649,459
U.S. Treasury Bonds	2.750%	08/15/47	32,000,000	26,600,000
U.S. Treasury Bonds	2.000%	02/15/50	26,625,000	18,870,469
				139,804,670
U.S. Treasury Notes - 19.0%
U.S. Treasury Notes	2.125%	11/30/23	11,000,000	10,814,804
U.S. Treasury Notes	1.500%	02/15/30	31,500,000	27,616,649
U.S. Treasury Notes	1.375%	11/15/31	15,500,000	13,082,977
U.S. Treasury Notes	2.875%	05/15/32	63,000,000	59,958,296
U.S. Treasury Notes	4.125%	11/15/32	49,000,000	51,496,060

JOHNSON FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 32.7% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 19.0% (Continued)
U.S. Treasury Notes	3.500%	02/15/33	$ 30,000,000	$ 30,051,600
				193,020,386

Total U.S. Treasury Obligations (Cost $353,628,442)				$ 332,825,056

PREFERRED STOCKS - 0.7%			Shares	Value
Financials - 0.7%
Allstate Corp. (The), 5.10%, 01/15/2053 (Cost $6,491,218)			264,996	$ 6,762,698

Investments at Value - 99.7% (Cost $1,106,522,863)				$ 1,014,534,611

Other Assets in Excess of Liabilities - 0.3%				3,272,170

Net Assets - 100.0%				$ 1,017,806,781

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Percentage rounds to less than 0.1%.

H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
SOFR	- Secured Overnight Financing Rate

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

MUNICIPAL BONDS - 99.0%	Coupon	Maturity	Par Value	Value
General Obligation - City - 7.2%
Cincinnati Ohio GO Unlimited, Series 2017-A	4.000%	12/01/30	$ 685,000	$ 727,018
Cincinnati Ohio GO Unlimited, Series 2017-A	4.000%	12/01/32	1,000,000	1,055,620
Columbus Ohio GO Unlimited, Series 2013-A	5.000%	07/01/23	1,105,000	1,111,310
Columbus Ohio GO Unlimited, Series 2015-A	3.000%	07/01/27	2,565,000	2,594,215
Columbus Ohio GO Unlimited, Series 2017-A	4.000%	04/01/31	1,000,000	1,060,830
Columbus Ohio GO Unlimited, Series 2018-A	5.000%	04/01/32	600,000	684,654
Columbus Ohio GO Unlimited, Series 2022-A	5.000%	04/01/38	750,000	862,013
Columbus Ohio GO Unlimited, Series 2022-A	5.000%	04/01/41	3,120,000	3,538,672
Dublin Ohio GO Limited, Series 2015	4.000%	12/01/28	500,000	522,270
Lakewood Ohio GO Limited, Series A	4.000%	12/01/28	840,000	885,570
Lakewood Ohio GO Limited, Series A	4.000%	12/01/29	300,000	315,993
Reynoldsburg Ohio GO Limited, Series 2018	4.000%	12/01/30	1,000,000	1,066,870
Reynoldsburg Ohio GO Limited, Series 2018	4.000%	12/01/31	595,000	633,300
Strongsville Ohio GO Limited, Series 2016	4.000%	12/01/30	350,000	359,384
				15,417,719
General Obligation - County - 3.0%
Butler County Ohio GO Unlimited	5.250%	12/01/26	1,000,000	1,060,900
Hamilton Ohio Sewer System Revenue, Series 2019-A	5.000%	12/01/30	1,000,000	1,160,280
Lorain County Ohio GO Unlimited, Series 2017	4.000%	12/01/30	450,000	461,574
Lucas County Ohio GO Limited, Series 2017	4.000%	10/01/28	1,000,000	1,038,900
Lucas County Ohio GO Limited, Series 2018	4.000%	10/01/29	605,000	628,480
Summit County Ohio GO Limited, Series 2016	4.000%	12/01/31	500,000	512,205
Warren County Ohio Limited - Jail Construction, Series 2019	3.000%	06/01/23	1,555,000	1,555,918
				6,418,257
General Obligation - State - 1.5%
Pennsylvania GO Unlimited, Series 2018	4.000%	03/01/37	1,000,000	1,025,680
Washington GO Unlimited, Series 2022-A	5.000%	08/01/44	2,000,000	2,222,180
				3,247,860
Higher Education - 21.5%
Bowling Green State University Ohio Revenue, Series 2017-B	5.000%	06/01/30	750,000	822,548

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 21.5% (Continued)
Bowling Green State University Ohio Revenue, Series 2017-B	5.000%	06/01/31	$ 500,000	$ 547,790
Bowling Green State University Ohio Revenue, Series 2017-B	5.000%	06/01/32	500,000	546,930
Bowling Green State University Ohio Revenue, Series 2020-A	5.000%	06/01/37	1,000,000	1,102,360
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	2,830,000	2,711,736
Cuyahoga County Ohio Community College GO Unlimited, Series 2018	4.000%	12/01/33	1,275,000	1,311,644
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	996,729
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,229,457
Kent State University Ohio Revenue, Series 2019	5.000%	05/01/31	1,000,000	1,184,580
Kent State University Ohio Revenue, Series 2022	5.000%	05/01/35	2,000,000	2,356,839
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	1,028,537
Miami University Ohio General Receipts Revenue, Series 2017	5.000%	09/01/31	735,000	795,005
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/36	1,000,000	1,042,600
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	3,110,000	3,015,156
Ohio Higher Education Facilities Revenue, Series 2018-A	5.000%	10/01/32	1,545,000	1,749,651
Ohio Higher Education Facilities Revenue - Denison University	5.000%	11/01/30	400,000	457,268
Ohio Higher Education Facilities Revenue - Denison University	5.000%	11/01/33	325,000	369,642
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,794,928
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	638,420

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 21.5% (Continued)
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	02/01/35	$ 1,350,000	$ 1,490,954
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,063,587
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	2,010,000	2,140,550
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	5.000%	12/01/36	470,000	500,527
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/29	540,000	600,944
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/30	570,000	644,026
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/32	630,000	710,634
Ohio Higher Education Facilities Revenue - Xavier University, Series 2015-C	5.000%	05/01/32	1,000,000	1,040,910
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/36	1,000,000	1,025,920
University of Akron Ohio General Receipts Revenue, Series 2019-A	4.000%	01/01/27	2,050,000	2,123,493
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/27	350,000	371,609
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	410,000	423,395
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	650,000	659,029
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	461,931
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	720,000	741,161
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	1,000,000	1,057,850
University of Akron Ohio General Receipts Revenue, Series 2018-A	5.000%	01/01/34	400,000	434,240
University of Cincinnati General Receipts Revenue, Series 2014-B	4.000%	06/01/36	250,000	252,153

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 21.5% (Continued)
University of Cincinnati General Receipts Revenue, Series 2019-A	5.000%	06/01/36	$ 1,250,000	$ 1,401,138
University of Cincinnati General Receipts Revenue, Series C	5.000%	06/01/39	1,250,000	1,298,350
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	565,989
University of Toledo Revenue, Series B	5.000%	06/01/27	1,590,000	1,741,002
University of Toledo Revenue, Series B	5.000%	06/01/31	500,000	583,805
University of Toledo Revenue, Series 2017-A	5.000%	06/01/34	1,000,000	1,084,330
				46,119,347
Hospital/Health Bonds - 8.6%
Butler County Ohio Cincinnati Childrens Hospital Medical Center Revenue, Series 2016-X	5.000%	05/15/30	1,005,000	1,143,027
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	5.000%	11/01/32	500,000	548,865
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	810,648
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2022-B	1.550%	11/01/42	4,000,000	4,000,000
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	3,100,000	3,554,522
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's, Series 2019-CC	5.000%	11/15/41	2,410,000	2,687,343
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital, Series 2019-CC	5.000%	11/15/49	1,300,000	1,434,836
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	5.000%	01/01/31	1,000,000	1,105,410
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	3,100,000	3,173,129
				18,457,780
Housing - 7.8%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/34	1,000,000	1,065,070

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Housing - 7.8% (Continued)
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	$ 2,000,000	$ 2,035,640
FHLMC, Series M-053	2.550%	06/15/35	3,778,560	3,126,381
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,877,206	1,764,260
Kentucky Certificates of Participation, Series 2018-A	4.000%	04/15/28	695,000	739,237
Kentucky Certificates of Participation, Series A	4.000%	04/15/31	500,000	523,490
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	05/01/34	2,340,000	2,727,340
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019 SER C	3.875%	05/01/50	1,360,000	1,364,937
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	2,175,000	2,160,766
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	730,000	724,912
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	516,980
				16,749,013
Other Revenue - 7.1%
Akron Ohio Certificate of Participation, Series 2018	5.000%	12/01/25	500,000	528,760
Akron Ohio Income Tax Revenue, Series 2019	4.000%	12/01/31	870,000	913,526
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	4.750%	11/01/30	500,000	534,465
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	5.000%	11/01/32	525,000	565,094
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	685,549

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Other Revenue - 7.1% (Continued)
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	2.900%	07/15/34	$ 1,025,000	$ 1,025,359
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	1,000,000	923,636
Ohio Special Obligation Revenue, Series A	5.000%	04/01/29	665,000	697,618
Ohio Special Obligation Revenue, Series 2016-C	5.000%	12/01/29	510,000	557,374
Ohio Special Obligation Revenue, Series 2018-A	5.000%	04/01/33	1,945,000	2,206,525
Ohio Special Obligation Revenue, Series 2020-B	5.000%	04/01/39	1,000,000	1,106,230
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,176,264
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	700,000	729,246
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	413,872
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	589,082
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	407,136
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	405,900
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/27	220,000	227,231
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	448,716
				15,141,583
Revenue Bonds - Facility - 3.1%
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/28	450,000	503,681
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/29	375,000	426,668
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/30	600,000	681,731

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
Revenue Bonds - Facility - 3.1% (Continued)
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/32	$ 505,000	$ 571,665
Ohio Parks and Recreation Capital Facilities Revenue, Series 2020-A	5.000%	12/01/29	1,500,000	1,745,430
Ohio Parks and Recreation Capital Facilities Revenue, Series 2015-A	5.000%	02/01/30	500,000	522,600
Ohio Parks and Recreation Capital Facilities Revenue, Series 2020-A	5.000%	12/01/31	710,000	855,081
Ohio Parks and Recreation Capital Facilities Revenue, Series 2018-A	5.000%	12/01/35	1,160,000	1,287,298
				6,594,154
Revenue Bonds - Water & Sewer - 8.6%
Cincinnati Ohio Water System Revenue, Series C	4.000%	12/01/30	1,000,000	1,050,290
Cleveland Ohio Water Revenue, Series 2020-FF	5.000%	01/01/33	500,000	582,315
Ohio State Water Development Authority Revenue, Series 2020-A	5.000%	12/01/39	1,165,000	1,304,870
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,692,980
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	3,880,000	3,920,041
Ohio Water Development Authority Revenue, Series 2006-A	5.250%	12/01/34	2,000,000	2,454,700
Ohio Water Development Authority Revenue Pollution Control, Series 2017-A	5.000%	12/01/31	1,130,000	1,252,097
Ohio Water Development Authority Revenue Pollution Control, Series 2020-B	5.000%	06/01/33	615,000	729,839
Ohio Water Development Authority Revenue Pollution Control, Series 2021-A	5.000%	12/01/40	1,000,000	1,137,400
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, Series 2016-C	4.000%	12/01/31	400,000	410,640
Wise County Virginia Soil & Wastewater, Series 2010-A	1.200%	11/01/40	1,000,000	967,799
				18,502,971

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
School District - 23.0%
Arcanum-Butler Ohio LSD GO, Series 2016	4.000%	12/01/29	$ 675,000	$ 691,497
Arcanum-Butler Ohio LSD GO, Series 2016	4.000%	12/01/30	650,000	665,776
Ashland Ohio CSD GO Unlimited, Series 2021	4.000%	11/01/28	505,000	546,370
Athens City School District, Series 2019-A	4.000%	12/01/33	750,000	791,303
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	1,082,819
Bellbrook-Sugarcreek Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/31	325,000	337,396
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	615,000	655,516
Berea Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/31	500,000	517,940
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,387,322
Big Walnut Ohio LSD GO Unlimited, Series 2019	4.000%	12/01/33	500,000	525,435
Bloom Carroll Ohio LSD GO Unlimited (SDCP), Series 2018-A	4.000%	11/01/29	325,000	349,200
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,885,000	1,870,566
Bullit Kentucky School District Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,268,981
Chillicothe Ohio SD GO Unlimited (AGM Insured), Series 2016	4.000%	12/01/29	400,000	407,888
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,048,490
Colorado State Building Excellent Schools Today Certificate of Participation, Series 2018-L	4.000%	03/15/30	1,000,000	1,063,570
Columbus Ohio CSD GO Unlimited, Series 2017	5.000%	12/01/27	500,000	551,780
Columbus Ohio CSD GO Unlimited, Series 2016-B	4.000%	12/01/29	400,000	419,008
Daviess County Kentucky SD GO Unlimited, Series 2020	5.000%	06/01/27	1,825,000	1,995,436
Dexter Michigan CSD GO Unlimited, Series 2017	4.000%	05/01/31	670,000	700,572
Dublin Ohio CSD GO Unlimited, Series 2019-A	4.000%	12/01/34	500,000	527,605
Elyria Ohio SCD GO Unlimited (SDCP), Series A	4.000%	12/01/30	1,000,000	1,048,540

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
School District - 23.0% (Continued)
Festus Missouri SD Certificates of Participation, Series 2021-B	4.000%	04/01/26	$ 875,000	$ 910,954
Glenwillow Village Ohio Bond Anticipation Notes Service Center Building Improvement, Series 2023	4.250%	10/18/23	1,700,000	1,707,769
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	3,000,000	3,003,419
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	1,000,000	1,027,450
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	831,008
Huntington County Indiana Countryside School Building Corp. Revenue, Series 2018	4.000%	01/15/28	1,000,000	1,065,440
Jackson Milton Ohio LSD Certificates of Participation (BAM Insured), Series 2016	4.000%	06/01/31	270,000	276,256
Johnstown-Monroe Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/29	800,000	840,520
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	416,368
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	500,000	566,635
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	538,010
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	429,576
McCracken County Kentucky SD Finance Corp., Series 2022	5.000%	08/01/32	580,000	683,066
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	584,685
Menifee County Kentucky SD Financial Corp. Revenue, Series 2019	3.000%	08/01/27	615,000	617,528
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,462,948
North Olmstead Ohio CSD Go Unlimited, Series 2017	4.000%	12/01/29	500,000	528,705

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
School District - 23.0% (Continued)
Olentangy LSD Ohio Go Unlimited, Series 2016	4.000%	12/01/31	$ 1,000,000	$ 1,049,569
Orchard Farm Missouri SD Certificate of Participation, Series 2020	4.000%	04/01/29	550,000	595,370
Owen County Kentucky SD Revenue, Series 2017	4.000%	04/01/27	1,320,000	1,389,141
Palm Beach Florida SD Certificate of Participation, Series 2021-A	5.000%	08/01/39	1,000,000	1,113,310
Pickerington Ohio LSD Capital Appreciation Refunding, Series 2023	4.375%	12/01/49	1,000,000	1,011,710
Princeton Ohio CSD Certificates of Participation, Series 2012	3.500%	12/01/26	275,000	275,154
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	2,018,012
Southwest Ohio LSD of Hamilton County GO Unlimited (SDCP), Series 2017	4.000%	12/01/27	965,000	1,018,181
Teays Valley Ohio LSD Refunding, Series 2016	4.000%	12/01/32	580,000	594,488
Toledo Ohio CSD GO Unlimited, Series 2015	5.000%	12/01/29	660,000	702,524
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/28	410,000	431,287
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/29	500,000	525,325
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/30	350,000	366,989
Upper Arlington Ohio CSD Construction and Improvement, Series 2018-A	4.000%	12/01/30	1,380,000	1,468,748
Upper Arlington Ohio Special Obligation Income Tax Revenue Community Center, Series 2023	4.000%	12/01/35	500,000	532,060
Upper Arlington Ohio Special Obligation Income Tax Revenue Community Center, Series 2023	4.000%	12/01/37	500,000	518,085
Wentzville R-IV SD Of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	406,100

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 99.0% (Continued)	Coupon	Maturity	Par Value	Value
School District - 23.0% (Continued)
Westerville Ohio SCD Certificate of Participation, Series 2018	5.000%	12/01/32	$ 555,000	$ 619,225
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured), Series 2017	4.000%	03/01/30	810,000	824,685
				49,403,310
State Agency - 7.6%
Kentucky Association of Counties Finance Corp. Revenue, Series 2018-E	4.000%	02/01/29	575,000	606,223
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	08/01/29	600,000	631,392
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/30	600,000	631,416
Ohio Common Schools, Series 2019-A	5.000%	06/15/34	1,000,000	1,144,360
Ohio Common Schools, Series 2019-A	5.000%	06/15/35	1,000,000	1,135,190
Ohio Common Schools, Series 2019-A	5.000%	06/15/39	2,000,000	2,210,560
Ohio Higher Education, Series 2018-A	5.000%	02/01/24	2,550,000	2,600,363
Ohio Higher Education, Series 2017-A	5.000%	05/01/31	850,000	893,112
Ohio Highway Capital Improvements, Series R	5.000%	05/01/23	500,000	500,870
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2021-A	3.000%	03/01/52	1,815,000	1,773,634
Ohio Infrastructure Improvement, Series 2021-A	5.000%	03/01/41	1,500,000	1,706,115
Pennsylvania State Refunding, Series 2017	4.000%	01/01/30	645,000	680,514
South Carolina Jobs Economic Development Authority Hospital Facilities Revenue, Series 2022-A	5.000%	10/01/35	1,000,000	1,130,660
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	675,000	759,834
				16,404,243

Total Municipal Bonds (Cost $223,513,814)				$ 212,456,237

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
Dreyfus AMT-Free Tax Cash Management Fund - Institutional Class, 3.99% (a) (Cost $741,017)	741,435	$ 741,360

Investments at Value - 99.3% (Cost $224,254,831)		$ 213,197,597

Other Assets in Excess of Liabilities - 0.7%		1,528,790

Net Assets - 100.0%		$ 214,726,387

(a)	The rate shown is the 7-day effective yield as of March 31, 2023.

AGM	- Assured Guaranty Municipal Mortgage Association

BAM	- Build America Mutual
CSD	- City School District
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
LSD	- Local School District
SD	- School District
SDCP	- Ohio School District Credit Program